Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000007078 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000007078 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007078 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000007078 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007078 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007078 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007078 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000007079 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000007079 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007079 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007079 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007079 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007079 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007079 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)